Drilling rigs, drillships, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2014
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31,2013	$6,578,940	$(801,915)	$5,777,025
Additions / Transfer from drillships under construction	746,126	-	746,126
Depreciation	-	(156,850)	(156,850)
Balance June 30,2014	$7,325,066	$(958,765)	$6,366,301